Common Stock	12 Months Ended
Sep. 30, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock
COMMON STOCK — WGL

COMMON STOCK OUTSTANDING
Shares of common stock outstanding were 49,728,662 and 50,656,553 at September 30, 2015 and 2014, respectively.
COMMON STOCK RESERVES
At September 30, 2015, there were 4,561,588 authorized, but unissued, shares of common stock reserved under the following plans:

Common Stock Reserves
Number of Shares
Reserve for:
Omnibus incentive compensation plan(a)	993,825
Dividend reinvestment and common stock purchase plan	2,849,012
Employee savings plans	637,196
Directors’ stock compensation plan	81,555
Total common stock reserves	4,561,588
(a)In March 2007, WGL adopted a shareholder-approved Omnibus Incentive Compensation Plan to replace on a prospective basis the 1999 Incentive Compensation Plan. Included are shares that may be issued upon the vesting of 304,089 performance shares that have been granted but not yet vested. Upon vesting, a number of shares equal to up to 200% of the number of performance shares granted may be issued, which would reduce the number of shares available for issuance under the Omnibus Incentive Compensation Plan. Refer to Note 11—Stock-Based Compensation for a discussion regarding our stock-based compensation plans.